Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Summary of Earnings Per Share

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	pence	pence	pence
Earnings per share
- basic	142.1	151.2	280.0
- diluted	141.6	150.7	278.9
Adjusted earnings per share
- basic	154.8	158.3	333.0
- diluted	154.2	157.8	331.7
Headline earnings per share
- basic	144.7	151.9	295.5
- diluted	144.2	151.4	294.4

The earnings per share are based on:

	Six months ended 30 June				Year ended 31 December
	2021		2020		2020
	Earnings	Shares	Earnings	Shares	Earnings	Shares
	£m	m	£m	m	£m	m
Earnings per share
- basic	3,250	2,287	3,457	2,286	6,400	2,286
- diluted	3,250	2,296	3,457	2,294	6,400	2,295
Adjusted earnings per share
- basic	3,540	2,287	3,619	2,286	7,613	2,286
- diluted	3,540	2,296	3,619	2,294	7,613	2,295
Headline earnings per share
- basic	3,310	2,287	3,473	2,286	6,756	2,286
- diluted	3,310	2,296	3,473	2,294	6,756	2,295

Summary of Adjusted Diluted Earnings Per Share

Adjusted diluted earnings per share are calculated by taking the following adjustments into account (see pages 33 to 36):

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	pence	pence	pence

Diluted earnings per share	141.6	150.7	278.9
Effect of restructuring and integration costs	3.1	2.1	14.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4.8	6.4	20.5
Effect of the Russian excise dispute	-	-	(1.1)
Effect of retrospective guidance on overseas withholding tax	-	-	(1.8)
Effect of other adjusting items	3.5	(0.7)	16.7
Effect of associates’ adjusting items	(0.3)	(0.7)	(0.6)
Effect of other adjusting items in net finance costs	1.4	-	5.1
Effect of adjusting items in respect of deferred taxation	0.1	-	(0.9)
Adjusted diluted earnings per share	154.2	157.8	331.7

Summary of Diluted Headline Earnings Per Share

Diluted headline earnings per share are calculated by taking the following adjustments into account:

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	pence	pence	pence

Diluted earnings per share	141.6	150.7	278.9
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets (net of tax)	3.2	1.7	17.0
Effect of losses on disposal of property, plant and equipment, held-for-sale assets, partial/full implementation of IFRS 16 Leases and sale and leaseback (net of tax)	(0.3)	(0.2)	(0.8)
Issue of shares and changes in shareholding of associates	(0.3)	(0.8)	(0.7)
Diluted headline earnings per share	144.2	151.4	294.4

Summary of Reconciliation of Earnings to Headline Earnings

The following is a reconciliation of earnings to headline earnings, in accordance with the JSE Listing Requirements:

	Six months ended 30 June		Year ended 31 December
	2021	2020	2020
	£m	£m	£m

Earnings	3,250	3,457	6,400
Effect of impairment of intangibles and property, plant and equipment and held-for-sale assets (net of tax)	75	41	391
Effect of losses on disposal of property, plant and equipment, held-for-sale assets, partial/full implementation of IFRS 16 Leases and sale and leaseback (net of tax)	(7)	(6)	(18)
Issue of shares and changes in shareholding of associates	(8)	(19)	(17)
Headline earnings	3,310	3,473	6,756